Share-Based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Employee Share Options

Information on employee share options granted from July 2010 to 2016 is as follows. Each option entitles the holder to subscribe for one ordinary share of the Company (1 ADS equals to 5 ordinary shares):

	For the Year Ended December 31
	2018		2019		2020
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	6,887,523	$1.41	6,822,523	$1.41	6,670,356	$1.43
Options forfeited	(5,000)	2.13	(32,167)	2.26	-	-
Options exercised	(60,000)	0.80	(120,000)	0.20	-	-
Balance at December 31	6,822,523	1.41	6,670,356	1.43	6,670,356	1.43
Options exercisable, end of period	6,595,294	1.38	6,670,356	1.43	6,670,356	1.43

Information on employee share options granted in September 2017 is as follows. Each option entitles the holder to subscribe for one ordinary share of the Company (1 ADS equals to 5 ordinary shares):

	For the Year Ended December 31
	2018		2019		2020
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	755,833	$1.28	698,167	$1.28	501,167	$1.28
Options forfeited	(57,666)	1.28	(197,000)	1.28	-	-
Balance at December 31	698,167	1.28	501,167	1.28	501,167	1.28
Options exercisable, end of period	-	-	501,167	1.28	501,167	1.28

Information on employee share options granted in December 2020 is as follows. Each option entitles the holder to subscribe for one ADS of the Company

	For the year ended December 31
	2020
	Number of Options	Weighted- average Exercise Price Per Option
Balance at January 1
Options granted	3,824,062	$2.06
Options forfeited	-	-
Balance at December 31	3,824,062	2.06
Options exercisable, end of period	-	-
Weighted-average fair value of options granted		$1.62

Summary of Outstanding Options

Information on outstanding options as of December 31, 2020 is as follows:

July 2010		July 2011		July 2012		July 2013		July 2014
Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)
$0.20-$0.80	0	$0.20-$0.80	0.7	$0.80	1.7	$0.80-$1.36	2.7	$1.36	3.7

July 2015		July 2016		July 2017		Dec 2020
Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)
$1.36-$1.88	4.7	$2.26	5.7	$1.28	6.9	$2.06	3.5

Summary of Options Granted Priced Using Binomial Option Pricing Model

Options granted in July of 2010, 2011, 2012, 2013, 2014, 2015, 2016, September 2017 and December 2020, were priced using the binomial option pricing model, and the inputs to the model were as follows:

	July 2010	July 2011	July 2012	July 2013	July 2014	July 2015	July 2016	September 2017	December 2020
Grant-date share price	$0.80	$0.80	$1.25	$1.36	$1.36	$1.88	$2.26	$1.28	$2.22
Exercise price	$0.20-$0.80	$0.20-$0.80	$0.80	$0.80-$1.36	$1.36	$1.36-$1.88	$2.26	$1.28	$2.06
Expected volatility	59.16%	54.26%-54.44%	52.25%	50.58%	50.86%	36.37%	39.34%	38.33%	66.25%
Expected life (years)	10	10	10	10	10	10	10	10	10
Expected dividend yield	-	-	-	-	-	-	-	-	-
Risk-free interest rate	2.954%	2.96%-3.22%	1.61%	2.5%	2.58%	2.43%	1.46%	1.10%	0.92%

Summary of Long Term Incentive Plan

The Company’s 2017 LTIP is described as follows:

	Number of ADSs units
	For the year ended December 31
	2018	2019	2020
Balance at January 1	292,400	295,867	232,000
Awards granted	20,800	-	-
Awards Exercised	(17,333)	-	-
Awards forfeited	-	(63,867)	(16,867)
Balance at December 31	295,867	232,000	215,133
Balance exercisable, end of period	80,133	145,667	204,733

The Company’s 2018 LTIP is described as follows:

	Number of ADSs units For the year ended December 31
	2018	2019	2020
Balance at January 1	-	241,142	168,089
Awards granted	241,142	-	-
Awards forfeited	-	(73,053)	(25,644)
Balance at December 31	241,142	168,089	142,445
Balance exercisable, end of period	-	56,030	99,237

The Company’s 2019 LTIP is described as follows:

	Number of ADSs units For the year ended December 31
	2019	2020
Balance at January 1	-	491,020
Awards granted	491,020	-
Awards forfeited	-	(104,070)
Balance at December 31	491,020	386,950
Balance exercisable, end of period	-	128,983